RELATED PARTY TRANSACTIONS - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders [Member]
Disclosure of related party transactions [Line Items]
Description of ownership interest percentage	20.00%
Board of Directors and Senior Management [Member]
Disclosure of related party transactions [Line Items]
Description of ownership interest percentage	10.00%
Associates and joint ventures [Member] | Bottom of range
Disclosure of related party transactions [Line Items]
Description of ownership interest percentage	20.00%
Associates and joint ventures [Member] | Top of range
Disclosure of related party transactions [Line Items]
Description of ownership interest percentage	50.00%
Board of Directors [Member]
Disclosure of related party transactions [Line Items]
Key management personnel compensation	$ 1,236	$ 1,145	$ 1,109
Senior Management [Member]
Disclosure of related party transactions [Line Items]
Key management personnel compensation, short-term employee benefits	16,488	17,245	14,320
Key management personnel compensation, other long-term employee benefits	439	427	922
Other related parties [member]
Disclosure of related party transactions [Line Items]
Key management personnel compensation, post-employment benefits	$ 2,112	$ 590	$ 460